Document And Entity Information	Jun. 04, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 04, 2025
Entity Registrant Name	Cue Biopharma, Inc.
Entity Central Index Key	0001645460
Entity Emerging Growth Company	false
Entity File Number	001-38327
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3324577
Entity Address, Address Line One	40 Guest Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02135
City Area Code	617
Local Phone Number	949-2680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CUE
Security Exchange Name	NASDAQ